Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation paid	$ 5,372	$ 7,662
Former President | Potential Transactions
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation paid	646
Compensation paid in cash	300
Compensation paid in the form of RSUs	346
Advisory consulting monthly fees	$ 14
Advisory consulting term	12 months
Minera Exar S.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Directors remuneration expense	$ 74	$ 74
Minera Exar S.A. | Cauchari-Olaroz Project | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value	$ 8,583